Financial Instruments - Schedule of Company's Exposure to Linkage and Foreign Currency Risk (Details) € in Thousands, ₪ in Thousands, $ in Thousands	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 ILS (₪)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 ILS (₪)
Non-monetary/ Non finance [Member]
Current assets:
Cash and cash equivalents
Restricted cash
Intangible asset from green certificates	29			178
Trade and revenue receivables
Other receivables	4,589			1,215
Derivatives asset ST
Non-current assets:
Investments in equity accounted investees				41,324
Investments in equity accounted investees	59,542			547
Fixed assets	566,876			482,747
Right-of-use asset	44,386			34,315
Restricted cash and deposits
Deferred tax	11,914			9,039
Long term receivables	17,553			12,874
Derivatives
Current liabilities:
Current maturities of long-term bank loans
Current maturities of long-term loans
Current maturities of debentures
Trade payables
Other payables	(2,045)			(178)
Current maturities of derivatives
Current maturities of lease liabilities
Warrants
Non-current liabilities:
Long-term lease liabilities
Liabilities to banks
Other long-term loans
Debentures
Deferred tax	(3,170)			(2,609)
Other long-term liabilities
Derivatives, non current liabilities
Total exposure in statement of financial position in respect of financial assets and financial liabilities	699,674			579,452
NIS [Member]
Current assets:
Cash and cash equivalents | ₪			₪ 49,873			₪ 28,147
Restricted cash | ₪
Intangible asset from green certificates | ₪
Trade and revenue receivables | ₪			13
Other receivables | ₪			484			1,872
Derivatives asset ST | ₪
Non-current assets:
Investments in equity accounted investees | ₪
Investments in equity accounted investees | ₪
Fixed assets | ₪
Right-of-use asset | ₪
Restricted cash and deposits | ₪			3,756			5,004
Deferred tax | ₪
Long term receivables | ₪			544			537
Derivatives | ₪
Current liabilities:
Current maturities of long-term bank loans | ₪
Current maturities of long-term loans | ₪
Current maturities of debentures | ₪			(39,803)			(35,706)
Trade payables | ₪			(626)			(255)
Other payables | ₪			(7,573)			(6,466)
Current maturities of derivatives | ₪						(1)
Current maturities of lease liabilities | ₪			(126)			(118)
Warrants | ₪			(5,929)			(1,446)
Non-current liabilities:
Long-term lease liabilities | ₪			(3,346)			(3,350)
Liabilities to banks | ₪			(86,216)			(79,541)
Other long-term loans | ₪			(12,012)			(10,209)
Debentures | ₪			(209,374)			(155,823)
Deferred tax | ₪
Other long-term liabilities | ₪			(121)			(939)
Derivatives, non current liabilities | ₪
Total exposure in statement of financial position in respect of financial assets and financial liabilities | ₪			₪ (310,456)			₪ (258,294)
USD [Member]
Current assets:
Cash and cash equivalents | $		$ 756			$ 1,831
Restricted cash | $
Intangible asset from green certificates | $
Trade and revenue receivables | $		213
Other receivables | $					62
Derivatives asset ST | $
Non-current assets:
Investments in equity accounted investees | $
Investments in equity accounted investees | $
Fixed assets | $
Right-of-use asset | $
Restricted cash and deposits | $
Deferred tax | $
Long term receivables | $
Derivatives | $
Current liabilities:
Current maturities of long-term bank loans | $		(4,258)			(9,551)
Current maturities of long-term loans | $
Current maturities of debentures | $
Trade payables | $		(117)			(4,269)
Other payables | $		(3,056)			(51)
Current maturities of derivatives | $
Current maturities of lease liabilities | $		(8)			(10)
Warrants | $
Non-current liabilities:
Long-term lease liabilities | $		(3,191)			(2,021)
Liabilities to banks | $
Other long-term loans | $
Debentures | $
Deferred tax | $
Other long-term liabilities | $		(6,047)
Derivatives, non current liabilities | $
Total exposure in statement of financial position in respect of financial assets and financial liabilities | $		$ (15,708)			$ (14,009)
EURO [Member]
Current assets:
Cash and cash equivalents	36,985			11,156
Restricted cash	656			656
Intangible asset from green certificates
Trade and revenue receivables	7,010			5,393
Other receivables	9,845			12,192
Derivatives asset ST	3,743			146
Non-current assets:
Investments in equity accounted investees
Investments in equity accounted investees
Fixed assets
Right-of-use asset
Restricted cash and deposits	12,315			12,048
Deferred tax
Long term receivables
Derivatives	12,433			15,974
Current liabilities:
Current maturities of long-term bank loans	(12,977)			(11,765)
Current maturities of long-term loans	(3,666)			(5,866)
Current maturities of debentures
Trade payables	(5,976)			(4,332)
Other payables	(4,471)			(4,201)
Current maturities of derivatives	(675)			(1,874)
Current maturities of lease liabilities	(710)			(586)
Warrants
Non-current liabilities:
Long-term lease liabilities	(28,954)			(19,953)
Liabilities to banks	(186,172)			(166,325)
Other long-term loans	(46,445)			(20,239)
Debentures
Deferred tax
Other long-term liabilities	(11)
Derivatives, non current liabilities	(1,300)			(288)
Total exposure in statement of financial position in respect of financial assets and financial liabilities	(208,370)			(177,864)
Total [Member]
Current assets:
Cash and cash equivalents	87,614			41,134
Restricted cash	656			656
Intangible asset from green certificates	29			178
Trade and revenue receivables	7,236			5,393
Other receivables	14,918			15,341
Derivatives asset ST	3,743			146
Non-current assets:
Investments in equity accounted investees				41,324
Investments in equity accounted investees	59,542			547
Fixed assets	566,876			482,747
Right-of-use asset	44,386			34,315
Restricted cash and deposits	16,071			17,052
Deferred tax	11,914			9,039
Long term receivables	18,097			13,411
Derivatives	12,433			15,974
Current liabilities:
Current maturities of long-term bank loans	(17,235)			(21,316)
Current maturities of long-term loans	(3,666)			(5,866)
Current maturities of debentures	(39,803)			(35,706)
Trade payables	(6,719)			(8,856)
Other payables	(17,145)			(10,896)
Current maturities of derivatives	(675)			(1,875)
Current maturities of lease liabilities	(844)			(714)
Warrants	(5,929)			(1,446)
Non-current liabilities:
Long-term lease liabilities	(35,491)			(25,324)
Liabilities to banks	(272,388)			(245,866)
Other long-term loans	(58,457)			(30,448)
Debentures	(209,374)			(155,823)
Deferred tax	(3,170)			(2,609)
Other long-term liabilities	(6,179)			(939)
Derivatives, non current liabilities	(1,300)			(288)
Total exposure in statement of financial position in respect of financial assets and financial liabilities	€ 165,140			€ 129,285